Short-Term Borrowings	6 Months Ended
Jun. 30, 2024
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

8. SHORT-TERM BORROWINGS

The following table sets forth the loan agreements of short-term borrowings from banks:

			Amount	Annual Interest	Repayment
Date	Borrower	Lender	($)	Rate	Due Date
January 9, 2024	Ambow Education Inc.	Cathy BANK	1,200	6.00%	December 28, 2024
October 11, 2022	Ambow Education Inc.	Cathy BANK	1,500	6.29%	October 11, 2024

In October 2022 and January 2024, the Group pledged its restricted cash amount of $1,500 and $1,200, respectively, to obtain the borrowings amount of $1,500 and $1,200 from Cathy Bank. Refer to the Note in Section 4-Cash, Cash Equivalents and Restricted Cash.

On October 11, 2022, the Group received a loan from Cathy Bank in the amount of $1,500 with a maturity date of October 11, 2023, which was renewed on November 6, 2023 with its original maturity date of October 11, 2024 and bearing interest at 6.29% per annum. On January 9, 2024, the Group received a loan from Cathy Bank in the amount of $1,200 with its original maturity date of December 28, 2024 and bearing interest at 6.00% per annum. The above loans from Cathy Bank were renewed respectively in September and December 2024 to a renewed maturity date of October 10, 2025 and December 27 2025. The pledges shall be terminated once all borrowings have been repaid and pledge cancellation registration procedures have been completed.